Consolidated Statements of Profit or Loss - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Operating revenue and other Income	₩ 26,595,245	₩ 26,234,206	₩ 25,205,659
Revenue	26,287,201	25,638,855	24,898,005
Other income	308,044	595,351	307,654
Operating expenses	25,166,796	24,266,049	23,506,262
Operating profit	1,428,449	1,968,157	1,699,397
Finance income	486,277	690,428	726,283
Finance costs	(568,682)	(749,908)	(563,330)
Share of net profits of associates and joint ventures	(43,424)	(17,285)	116,061
Profit before income tax	1,302,620	1,891,392	1,978,411
Income tax expense	330,438	505,757	519,016
Profit for the year	972,182	1,385,635	1,459,395
Profit for the year attributable to:
Profit (loss) for the year attributable to Owners of the Controlling Company	993,325	1,260,470	1,356,878
Profit (loss) for the year attributable to Non-controlling interest	₩ (21,143)	₩ 125,165	₩ 102,517
Earnings per share attributable to the equity holders of the Controlling Company during the year (in Korean won):
Basic earnings per share	₩ 3,982	₩ 5,200	₩ 5,759
Diluted earnings per share	₩ 3,977	₩ 5,196	₩ 5,747